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Supplement | Invesco Growth Multi-Asset Allocation ETF
Invesco Growth Multi-Asset Allocation ETF

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED FEBRUARY 28, 2023 TO THE:

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2023 OF:

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

Invesco Growth Multi-Asset Allocation ETF (PSMG)

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

(each, a “Fund” and collectively, the “Funds”)

As previously announced, at a meeting held on January 20, 2023, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Board”) approved the termination and liquidation of each Fund. The liquidation payment to shareholders is now expected to take place on or about June 30, 2023.

On February 24, 2023, the Board approved a revised timeline for the termination and liquidation of the Funds. Accordingly, the Funds no longer will accept creation orders after the close of business on June 16, 2023. The last day of trading in each Fund on the Cboe BZX Exchange, Inc. (the “Exchange”) will be June 23, 2023. Shareholders should be aware that while the Funds are preparing to liquidate, they will not be pursuing their stated investment objective or engaging in any business activities except for the purposes of winding up their business and affairs, preserving the value of their assets, paying their liabilities, and distributing their remaining assets to shareholders. A liquidation may also be delayed if unforeseen circumstances arise.

Shareholders may sell their holdings of a Fund on the Exchange until market close on June 23, 2023, and may incur typical transaction fees from their broker-dealer. Each Fund’s shares will no longer trade on the Exchange after market close on June 23, 2023, and the shares will be subsequently delisted. Shareholders who do not sell their shares of a Fund before market close on June 23, 2023 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about June 30, 2023.

Shareholders generally will recognize a capital gain or loss equal to the amount received for their shares over or under their adjusted basis in such shares.

Shareholders should call the Funds’ distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.

Please Retain This Supplement For Future Reference.